Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Dreyfus Institutional Reserves Funds
Central Index Key	dei_EntityCentralIndexKey	0001423799
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Dreyfus Institutional Reserves Money Fund (First Prospectus Summary) | Dreyfus Institutional Reserves Money Fund | Classic Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLSXX
Dreyfus Institutional Reserves Treasury Fund (First Prospectus Summary) | Dreyfus Institutional Reserves Treasury Fund | Classic Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSSXX
Dreyfus Institutional Reserves Money Fund (Second Prospectus Summary) | Dreyfus Institutional Reserves Money Fund | Premier Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DERXX
Dreyfus Institutional Reserves Treasury Fund (Second Prospectus Summary) | Dreyfus Institutional Reserves Treasury Fund | Premier Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRRXX
Dreyfus Institutional Reserves Treasury Prime Fund (First Prospectus Summary) | Dreyfus Institutional Reserves Treasury Prime Fund | Premier Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMEXX
Dreyfus Institutional Reserves Money Fund (Third Prospectus Summary) | Dreyfus Institutional Reserves Money Fund | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGXX
Dreyfus Institutional Reserves Treasury Fund (Third Prospectus Summary) | Dreyfus Institutional Reserves Treasury Fund | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGYXX
Dreyfus Institutional Reserves Treasury Prime Fund (Second Prospectus Summary) | Dreyfus Institutional Reserves Treasury Prime Fund | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DANXX
Dreyfus Institutional Reserves Money Fund (Fourth Prospectus Summary) | Dreyfus Institutional Reserves Money Fund | Hamilton Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSHXX
Dreyfus Institutional Reserves Treasury Fund (Fourth Prospectus Summary) | Dreyfus Institutional Reserves Treasury Fund | Hamilton Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHLXX
Dreyfus Institutional Reserves Treasury Prime Fund (Third Prospectus Summary) | Dreyfus Institutional Reserves Treasury Prime Fund | Hamilton Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHMXX
Dreyfus Institutional Reserves Money Fund (Fifth Prospectus Summary) | Dreyfus Institutional Reserves Money Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVXX
Dreyfus Institutional Reserves Treasury Fund (Fifth Prospectus Summary) | Dreyfus Institutional Reserves Treasury Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNSXX
Dreyfus Institutional Reserves Treasury Prime Fund (Fourth Prospectus Summary) | Dreyfus Institutional Reserves Treasury Prime Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DUPXX